Shareholders’ equity (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of former stock option plan, stock option plan and compensation plan

Information on the plans are summarized below:

					2021
					Number of options (in thousands)
Series granted	Grant date	1st date of exercise	Exercise price at the grant date	Granted	Exercised	Cancelled	Expired	Outstanding
B5	05/31/2018	05/31/2021	0.01	594	(528)	(49)	(17)	-
C5	05/31/2018	05/31/2021	15.42	594	(482)	(60)	(52)	-
B6	05/31/2019	05/31/2022	0.01	462	(129)	(33)	-	300
C6	05/31/2019	05/31/2022	17.39	359	(122)	(42)	-	195
B7	01/31/2021	05/31/2023	0.01	673	(103)	(23)	-	547
C7	01/31/2021	05/31/2023	12.60	497	(104)	(23)	-	370
				3,179	(1,468)	(230)	(69)	1,412

Schedule of maximum percentage of interest dilution

The table below shows the dilutive effect if all options granted were exercised:

	2021	2020

Number of shares	269,376	268,352
Balance of effective stock options granted	1,412	1,468
Maximum percentage of dilution	0.52%	0.55%

Schedule of stock option activity

	Shares in thousands	Weighted average of exercise price	Weighted average of remaining contractual term

At December 31, 2020
Granted during the period	-	-
Cancelled during the period	(69)	42.59
Exercised during the period	(489)	23.93
Expired during the period	(127)	42.44
Outstanding at the end of the period	1,468	30.71	0.88
Total to be exercised at December 31, 2020	1,468	30.71	0.88

At December 31, 2021
Granted during the period	1,225	22.37
Cancelled during the period	(55)	10.50
Exercised during the period	(1,157)	7.65
Expired during the period	(69)	11.57
Outstanding at the end of the period	1,412	5.71	1.06
Total to be exercised at December 31, 2021	1,412	5.71	1.06

Schedule of dividends proposed

	Proposed dividends
	2021	2020	2019

Net income for the year	802	2,179	790
Legal reserve	(40)	(109)	(39)
Governmental subsidy reserve	(438)	(9)	-
Calculation basis of dividends	324	2,061	751
Mandatory minimum dividends – 25%	81	515	188

Payment of interim dividends as interest on own capital, net of withholding taxes	-	-	(32)
Dividends payable	81	515	156